Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 15.5%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 1,060,085
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,327,417
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,531,459
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	594	542,105
Chase Auto Credit Linked Notes:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	655	614,646
Series 2021-3, Class E, 2.102%, 2/26/29(1)	385	361,985
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,219	2,474,030
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,800	1,893,267
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	3,748,139
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,450,541
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	4,030	3,959,344
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,500	7,167,222
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,000	1,984,732
Series 2022-A, Class C, 0.00%, 12/15/26(1)	3,700	2,677,035
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	772,277
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,191	2,826,354
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,325,794
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,310,823
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	2,842,534
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	2,777,170
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,019	1,709,153
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	2,285	1,861,993
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,690	1,360,085
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	1,750	1,651,846
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,449,267
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,853	1,461,564
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	595	383,051
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	299	154,082
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,835	1,578,120
Security	Principal Amount (000's omitted)	Value
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	$241	$ 219,549
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,467	1,984,574
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	470	410,616
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,089	3,618,571
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	1,976	1,932,131
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	417,167
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,065	992,823
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,900	2,439,465
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,319	3,640,288
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,367	1,951,147
PMT Issuer Trust - FMSR, Series-2021-FT1, Class A, 7.389%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	390	379,122
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	658	529,997
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	770	580,070
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,764	3,349,477
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,823	3,407,170
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,063,339
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,672	1,489,869
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	901	777,766
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,042	1,639,789
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,829	3,547,770
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,293,046
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	3,752	3,678,301
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/15/43(1)	959	936,330
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,543,511
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,323,257
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,532	1,061,196
Series 2020-A, Class C, 6.657%, 3/15/45(1)	590	397,936
Total Asset-Backed Securities (identified cost $131,151,285)		$112,860,397

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(4)	$2,641	$ 2,620,638
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25% to 11/25/25, 11/25/35(1)(5)	2,000	1,696,948
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 4/25/40, 8/25/54(1)(5)	2,123	1,864,369
Eagle Re, Ltd., Series 2021-2, Class M1B, 5.978%, (30-day average SOFR + 2.05%), 4/25/34(1)(4)	1,500	1,447,003
Federal Home Loan Mortgage Corp., Series 2019-HAQ2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	599	611,842
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(4)	180	180,697
Series 2019-HQA3, Class B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	1,395	1,357,928
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	975	955,128
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,878	1,853,030
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.739%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,390	1,398,963
Series 2019-R02, Class 1B1, 8.539%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	565	577,033
Series 2019-R02, Class 1M2, 6.689%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	99	99,051
Series 2019-R03, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,125	1,148,297
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	5,851	5,767,195
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	3,081	3,006,813
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,612	1,456,984
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	1,995	1,828,698
Series 2021-R02, Class 2B1, 7.228%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	584	539,449
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00% to 8/25/23, 8/1/32(1)(5)	1,000	673,899
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 5.978%, (30-day average SOFR + 2.05%), 10/25/33(1)(4)	1,000	980,991
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.239%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(4)	775	760,545
Series 2018-GT2, Class A, 7.039%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	445	443,927
Security	Principal Amount (000's omitted)	Value
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(1)	$1,128	$ 786,032
Total Collateralized Mortgage Obligations (identified cost $32,791,089)		$ 32,055,460

Commercial Mortgage-Backed Securities — 12.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$7,255	$ 5,454,890
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	7,215	4,970,737
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.544%, 2/15/50(1)(3)	3,500	2,595,029
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(4)	1,914	1,801,434
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	474	445,013
BX Trust, Series 2018-EXCL, Class C, 6.293%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(4)	246	231,536
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	1,500	1,099,685
Series 2016-C7, Class D, 4.386%, 12/10/54(1)(3)	1,725	1,286,799
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.111%, 8/10/50(3)	1,945	1,864,611
Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(3)	3,603	3,443,153
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(3)	2,324	2,003,996
CSMC Trust:
Series 2016-NXSR, Class D, 4.448%, 12/15/49(1)(3)	2,000	1,306,429
Series 2022-CNTR, Class A, 8.28%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	3,745	3,292,063
Series 2022-NWPT, Class A, 7.479%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,900	1,883,810
Extended Stay America Trust, Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(4)	3,100	2,982,712
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	2,872	2,705,337
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,245	3,009,396
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(3)	1,980	1,473,679
Series 2014-C25, Class D, 3.936%, 11/15/47(1)(3)	3,575	2,460,821
Series 2015-C29, Class D, 3.684%, 5/15/48(3)	500	365,742
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.008%, 12/15/46(1)(3)	1,500	1,415,831
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	275,269

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.722%, 5/15/49(3)(6)	$4,199	$ 3,701,015
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(6)	3,048	2,265,509
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(6)	5,000	3,616,312
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(6)	7,150	3,800,254
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(6)	3,960	3,717,406
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(6)	1,540	1,427,495
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 6.518%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,219	2,877,880
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.304%, 4/10/46(1)(3)	2,000	1,647,768
VMC Finance, LLC, Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	8,477	7,951,368
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,530,139
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,558,347
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,642,857
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,197,851
Total Commercial Mortgage-Backed Securities (identified cost $101,784,790)		$ 89,302,173

Corporate Bonds — 31.9%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$3,202	$ 3,084,811
5.75%, 4/20/29(1)	812	743,598
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	2,924,329
		$ 6,752,738
Auto Manufacturers — 0.3%
General Motors Co., 5.60%, 10/15/32	$2,711	$ 2,526,230
		$ 2,526,230
Banks — 6.7%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(7)(8)	$745	$ 683,278
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(8)(9)	2,600	2,248,324
Security	Principal Amount (000's omitted)	Value
Banks (continued)
BankUnited, Inc., 5.125%, 6/11/30	$1,552	$ 1,441,315
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	2,270	2,041,256
BNP Paribas S.A., 4.625% to 2/25/31(1)(7)(8)	914	708,442
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	1,518	1,138,127
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(8)	3,735	3,204,543
6.27% to 11/17/32, 11/17/33(8)	3,604	3,729,446
Credit Suisse Group AG:
9.016% to 11/15/32, 11/15/33(1)(8)	3,500	3,593,274
9.75% to 6/23/27(1)(7)(8)	2,170	1,895,641
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(8)	3,105	3,268,720
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(8)	2,820	2,868,885
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(8)	3,071	2,363,506
NatWest Group PLC, 7.472% to 11/10/25, 11/10/26(8)	1,378	1,435,475
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(8)	2,091	2,120,305
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(8)	1,700	1,594,606
9.375% to 11/22/27(1)(7)(8)	2,389	2,457,596
Swedbank AB, 5.337%, 9/20/27(1)	1,955	1,942,186
Synchrony Bank, 5.625%, 8/23/27	3,383	3,302,033
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,393	3,015,539
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	1,252	1,305,210
UBS Group AG, 4.375% to 2/10/31(1)(7)(8)	3,315	2,526,887
		$ 48,884,594
Chemicals — 0.9%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,600	$ 1,335,514
4.25%, 9/18/29(1)	2,490	2,264,095
Celanese US Holdings, LLC:
6.165%, 7/15/27	1,455	1,437,439
6.33%, 7/15/29	1,485	1,446,055
		$ 6,483,103
Commercial Services — 1.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,785	$ 2,502,306
Block Financial, LLC, 3.875%, 8/15/30	2,825	2,478,206
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,071,654
		$ 7,052,166

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Computers — 0.6%
Dell International, LLC / EMC Corp. Co., 3.45%, 12/15/51(1)	$3,125	$ 1,924,463
Seagate HDD Cayman, 5.75%, 12/1/34	2,589	2,199,757
		$ 4,124,220
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$614	$ 538,127
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	1,885	1,540,450
		$ 2,078,577
Consumer Services — 0.3%
Ferguson Finance PLC, 4.65%, 4/20/32(1)	$2,050	$ 1,871,356
		$ 1,871,356
Diversified Financial Services — 3.9%
Ally Financial, Inc., 8.00%, 11/1/31	$3,450	$ 3,570,983
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(10)	2,946	71,442
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(7)(8)	1,431	1,250,336
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	2,942	2,613,432
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	2,618,407
Cantor Fitzgerald, L.P., 4.50%, 4/14/27(1)	3,850	3,572,731
CI Financial Corp.:
3.20%, 12/17/30	3,912	2,975,672
4.10%, 6/15/51	3,504	2,076,388
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,328	2,288,610
OneMain Finance Corp., 5.375%, 11/15/29	2,696	2,209,535
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,220,386
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(8)	3,017	2,652,730
		$ 28,120,652
Electric Utilities — 0.8%
Edison International, Series B, 5.00% to 12/15/26(7)(8)	$2,996	$ 2,511,995
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,890	3,183,058
		$ 5,695,053
Electrical and Electronic Equipment — 0.7%
Imola Merger Corp., 4.75%, 5/15/29(1)	$2,712	$ 2,358,433
Jabil, Inc., 3.00%, 1/15/31	3,479	2,888,078
		$ 5,246,511
Security	Principal Amount (000's omitted)	Value
Entertainment — 0.5%
Magallanes, Inc., 5.141%, 3/15/52(1)	$5,300	$ 3,873,385
		$ 3,873,385
Financial Services — 0.4%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	$3,343	$ 2,834,500
		$ 2,834,500
Foods — 1.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/31(1)	$2,758	$ 2,265,602
5.50%, 1/15/30(1)	3,015	2,875,903
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,300	3,937,159
		$ 9,078,664
Health Care — 0.4%
Centene Corp., 3.375%, 2/15/30	$990	$ 839,149
HCA, Inc., 5.25%, 6/15/49	2,500	2,141,032
		$ 2,980,181
Insurance — 2.7%
American National Group, Inc., 6.144%, 6/13/32(1)	$3,300	$ 3,130,771
Athene Global Funding, 2.646%, 10/4/31(1)	5,300	4,061,621
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	4,532	3,334,914
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	3,769	3,075,353
Radian Group, Inc., 4.875%, 3/15/27	3,433	3,151,371
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,262,082
		$ 20,016,112
Leisure Time — 0.5%
Brunswick Corp., 5.10%, 4/1/52	$4,891	$ 3,533,294
		$ 3,533,294
Oil and Gas — 2.0%
National Fuel Gas Co., 2.95%, 3/1/31	$4,065	$ 3,194,843
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,315	1,279,177
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	5,357	4,812,563
Petroleos Mexicanos, 6.50%, 3/13/27	2,250	2,057,203
Var Energi ASA, 7.50%, 1/15/28(1)	3,000	3,061,693
		$ 14,405,479

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.4%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$3,028	$ 2,584,027
		$ 2,584,027
Pipelines — 0.4%
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)	$3,594	$ 3,254,357
		$ 3,254,357
Real Estate Investment Trusts (REITs) — 3.4%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 2,617,035
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,179,299
EPR Properties:
3.60%, 11/15/31	1,200	871,991
3.75%, 8/15/29	2,672	2,096,929
4.95%, 4/15/28	1,200	1,025,723
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(1)	4,700	3,462,094
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,801	3,132,765
5.00%, 7/15/28(1)	503	452,675
Newmark Group, Inc., 6.125%, 11/15/23	5,419	5,376,418
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,045,750
Sun Communities Operating, L.P.:
2.70%, 7/15/31	789	624,682
4.20%, 4/15/32	1,619	1,430,344
Vornado Realty, L.P., 3.40%, 6/1/31	700	522,068
		$ 24,837,773
Retail — 1.9%
Bath & Body Works, Inc., 6.875%, 11/1/35	$2,845	$ 2,534,042
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,000	2,012,920
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	5,376	3,485,777
Lithia Motors, Inc., 4.375%, 1/15/31(1)	4,075	3,322,675
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)	2,778	2,463,733
		$ 13,819,147
Technology — 0.2%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$2,087	$ 1,790,719
		$ 1,790,719
Telecommunications — 1.5%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$ 1,389,582
3.55%, 9/15/55	3,672	2,466,630
Nokia Oyj, 4.375%, 6/12/27	3,450	3,262,974
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	$1,360	$ 1,046,424
SES S.A., 5.30%, 4/4/43(1)	810	620,703
T-Mobile USA, Inc., 3.60%, 11/15/60	3,746	2,490,636
		$ 11,276,949
Total Corporate Bonds (identified cost $266,900,604)		$233,119,787

Preferred Stocks — 0.7%
Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	187,034	$ 2,530,570
Series A2, 6.375%	74,772	1,137,282
		$ 3,667,852
Telecommunications — 0.2%
United States Cellular Corp., 5.50%	107,100	$ 1,555,092
		$ 1,555,092
Total Preferred Stocks (identified cost $9,222,650)		$ 5,222,944

Senior Floating-Rate Loans — 0.6%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.6%
PetSmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$4,168	$ 4,098,001
		$ 4,098,001
Total Senior Floating-Rate Loans (identified cost $4,173,552)		$ 4,098,001

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
South Africa — 0.4%
Republic of South Africa, 5.875%, 4/20/32	$3,118	$ 2,823,895
Total Sovereign Government Bonds (identified cost $3,118,000)		$ 2,823,895

U.S. Government Agency Mortgage-Backed Securities — 5.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(12)	$8,514	$ 7,993,844
4.50%, 30-Year, TBA(12)	13,876	13,377,331
5.00%, 30-Year, TBA(12)	12,595	12,421,824
5.50%, 30-Year, TBA(12)	2,640	2,648,251
Pool #FM6803, 2.00%, 4/1/51	1,179	975,908
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $38,184,216)		$ 37,417,158

U.S. Treasury Obligations — 25.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$46,200	$ 25,688,824
1.875%, 11/15/51	1,900	1,204,051
2.00%, 11/15/41	1,817	1,298,268
2.25%, 2/15/52	2,000	1,391,563
2.375%, 2/15/42	56,319	43,027,936
2.875%, 5/15/52	5,128	4,110,412
4.00%, 11/15/42(13)	4,070	3,986,056
U.S. Treasury Notes:
0.75%, 11/15/24	5,350	4,994,309
1.125%, 2/29/28	1	866
1.375%, 11/15/31	3,542	2,883,894
1.875%, 2/28/27	4,402	4,032,301
1.875%, 2/15/32	5,400	4,582,617
2.75%, 4/30/27	45,800	43,411,601
2.75%, 8/15/32	10,592	9,646,995
2.875%, 4/30/29	4,580	4,290,082
2.875%, 5/15/32	3,294	3,036,656
2.875%, 5/15/49	5,000	4,025,977
3.00%, 6/30/24	5,232	5,107,331
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.125%, 8/31/29	$2,425	$ 2,302,471
3.50%, 9/15/25	3,000	2,940,469
3.875%, 11/30/27	6,100	6,067,594
4.125%, 11/15/32	5,265	5,374,002
Total U.S. Treasury Obligations (identified cost $191,100,103)		$183,404,275

Miscellaneous — 0.0%
Security	Principal Amount	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(14)(15)	$ 6,250,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(16)	58,849,164	$ 58,849,164
Total Short-Term Investments (identified cost $58,849,164)		$ 58,849,164
Total Investments — 104.0% (identified cost $837,275,453)		$759,153,254
Other Assets, Less Liabilities — (4.0)%		$(28,867,565)
Net Assets — 100.0%		$730,285,689
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $342,257,162 or 46.9% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(5)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $2,248,324 or 0.3% of the Fund's net assets.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	When-issued security.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(15)	Non-income producing security.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	88.8%	$674,290,136
United Kingdom	1.6	12,477,339
Canada	1.4	10,868,944
Mexico	1.1	8,452,788
Switzerland	1.1	8,015,802
Cayman Islands	0.8	5,947,887
France	0.8	5,898,771
Italy	0.7	5,521,615
Bermuda	0.7	5,048,632
Finland	0.4	3,262,974
Chile	0.4	3,183,058
Norway	0.4	3,061,693
South Africa	0.4	2,823,895
Australia	0.3	2,363,506
Israel	0.3	2,248,324
Brazil	0.3	2,078,577
Sweden	0.3	1,942,186
Luxembourg	0.2	1,667,127
Total Investments	100.0%	$759,153,254

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,093,661	CAD	2,799,001	State Street Bank and Trust Company	2/28/23	$25,613	$ —
						$25,613	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	232	Long	3/31/23	$ 47,578,126	$(187,935)
U.S. Long Treasury Bond	44	Long	3/22/23	5,515,125	(2,743)
U.S. 5-Year Treasury Note	(113)	Short	3/31/23	(12,196,055)	17,652

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 10-Year Treasury Note	(3)	Short	3/22/23	$ (336,891)	$ 793
U.S. Ultra-Long Treasury Bond	(6)	Short	3/22/23	(805,875)	33,367
U.S. Ultra 10-Year Treasury Note	(12)	Short	3/22/23	(1,419,375)	9,196
					$(129,670)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $77,377,155, which represents 10.6% of the Fund's net assets. Transactions in such investments  by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.722%, 5/15/49	$3,768,534	$ —	$ —	$ —	$(67,519)	$3,701,015	$49,568	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,346,956	—	—	—	(81,447)	2,265,509	26,992	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,705,129	—	—	—	(88,817)	3,616,312	50,641	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	3,862,789	—	—	—	(62,535)	3,800,254	73,347	7,150,000
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36	3,819,553	—	—	—	(102,147)	3,717,406	61,359	3,960,000
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36	1,463,766	—	—	—	(36,271)	1,427,495	26,473	1,540,000

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,082,231	$123,569,082	$(68,802,149)	$ —	$ —	$58,849,164	$173,675	58,849,164
Total				$ —	$(438,736)	$77,377,155	$462,055
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$112,860,397	$ —	$112,860,397
Collateralized Mortgage Obligations	—	32,055,460	—	32,055,460
Commercial Mortgage-Backed Securities	—	89,302,173	—	89,302,173
Corporate Bonds	—	233,119,787	—	233,119,787
Preferred Stocks	5,222,944	—	—	5,222,944
Senior Floating-Rate Loans	—	4,098,001	—	4,098,001
Sovereign Government Bonds	—	2,823,895	—	2,823,895
U.S. Government Agency Mortgage-Backed Securities	—	37,417,158	—	37,417,158
U.S. Treasury Obligations	—	183,404,275	—	183,404,275
Miscellaneous	—	—	0	0
Short-Term Investments	58,849,164	—	—	58,849,164
Total Investments	$64,072,108	$695,081,146	$ 0	$759,153,254
Forward Foreign Currency Exchange Contracts	$ —	$ 25,613	$ —	$ 25,613
Futures Contracts	61,008	—	—	61,008
Total	$64,133,116	$695,106,759	$ 0	$759,239,875
Liability Description
Futures Contracts	$ (190,678)	$ —	$ —	$ (190,678)
Total	$ (190,678)	$ —	$ —	$ (190,678)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Total Return Bond Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.